Tax Matters - Deferred Taxes (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets
Prepaid/deferred items - Deferred tax assets	[1]	$ 1,655	$ 1,837
Inventories - Deferred tax assets	[1]	280	405
Intangible assets - Deferred tax assets	[1],[2]	532	685
Property, plant and equipment - Deferred tax assets	[1]	160	124
Employee benefits - Deferred tax assets	[1]	2,292	2,346
Restructurings and other charges - Deferred tax assets	[1]	266	240
Legal and product liability reserves - Deferred tax assets	[1]	415	480
Net operating loss/credit carryforwards - Deferred tax assets	[1],[3],[4]	2,512	4,502
State and local tax adjustments - Deferred tax assets	[1]	264	178
All other - Deferred tax assets	[1]	200	492
Subtotal - Deferred tax assets	[1]	8,576	11,289
Valuation allowance	[1]	(2,068)	(2,203)
Total deferred taxes - Deferred tax assets	[1]	6,508	9,086
Deferred Tax Liabilities
Prepaid/deferred items - Deferred tax liabilities	[1]	(325)	(132)
Inventories - Deferred tax liabilities	[1]	(10)	(3)
Intangible assets - Deferred tax liabilities	[1],[2]	(7,620)	(10,808)
Property, plant and equipment - Deferred tax liabilities	[1]	(1,011)	(755)
Employee benefits - Deferred tax liabilities	[1]	(134)	(109)
Restructurings and other charges - Deferred tax liabilities	[1]		(8)
Unremitted earnings - Deferred tax liabilities	[1]	(83)	(85)
All other - Deferred tax liabilities	[1]	(274)	(424)
Deferred tax liabilities, gross	[1]	(9,456)	(12,325)
Net deferred tax liability	[1],[5]	$ (2,948)	$ (3,238)

[1]	For 2018 and 2017, the deferred tax assets and liabilities associated with global intangible low-taxed income are included in the relevant categories above. See Note 5A. 2018 excludes deferred tax assets and liabilities associated with fully dedicated consumer healthcare subsidiaries. For additional information, see Note 2C.
[2]	The decrease in 2018 is primarily the result of amortization of intangible assets and certain impairment charges.
[3]	The amounts in 2018 and 2017 are reduced for unrecognized tax benefits of $3.3 billion and $3.4 billion, respectively, where we have net operating loss carryforwards, similar tax losses, and/or tax credit carryforwards that are available, under the tax law of the applicable jurisdiction, to settle any additional income taxes that would result from the disallowance of a tax position.
[4]	The decrease in 2018 is primarily a result of the utilization of tax credit carryforwards against the repatriation tax liability associated with the enactment of the TCJA. See Note 5A.
[5]	In 2018, Noncurrent deferred tax assets and other noncurrent tax assets ($0.8 billion), and Noncurrent deferred tax liabilities ($3.7 billion). In 2017, Noncurrent deferred tax assets and other noncurrent tax assets ($0.7 billion), and Noncurrent deferred tax liabilities ($3.9 billion).